Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 08, 2016
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Dec. 16, 2015
Document Effective Date	Mar. 08, 2016
Prospectus Date	Mar. 08, 2016
PureFunds® DRONETECH ETF | PureFunds DRONETECH ETF
Prospectus:
Trading Symbol	IFLY
PureFunds® Video Game Tech ETF | PureFunds Video Game Tech ETF
Prospectus:
Trading Symbol	GAMR